Available-For-Sale Marketable Securities (Contractual Maturities Of The Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Available-For-Sale Marketable Securities [Abstract]
2014	$ 1,810
2015	9,735
2016	18,016
2017	13,659
2018 and after	2,920
Total contractual maturities of the available for sale securities	$ 46,140